Note 10 - Organizational Changes (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Corporate Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	228	303	138
Investment Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	149	100	626
Private Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	776	630	731
Asset Management [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	10	48	136
Capital Release Unit [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	13	69	514
Infrastructure [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	186	297	419
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	1,362	1,447	2,564